Impairment Charges on Financial Assets	6 Months Ended
Sep. 30, 2022
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Impairment Charges on Financial Assets
14	IMPAIRMENT CHARGES ON FINANCIAL ASSETS
Impairment charges (reversals) on financial assets for the six months ended September 30, 2022 and 2021 consisted of the following:

	For the six months ended September 30,
	2022	2021
	(In millions)

Loans and advances	¥86,989	¥13,855
Loan commitments	(7,429)	7,694
Financial guarantees	8,465	(2,779)

Total impairment charges on financial assets	¥88,025	¥18,770